Mineral Property	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Mineral Property:
Mineral Property

Note 3 - Mineral Property

Pursuant to a mineral property purchase agreement dated May 24, 2007, the Company acquired a 100% undivided right, title and interest in a mineral claim, located in Section 8 of T35N, R36E Mount Diablo Base Meridian in Elko County, within the state of Nevada for a cash payment of $10,000. The Company was required to annually renew the lease on the land with the state for $1,800 and has not renewed the lease as of fiscal year end, June 30, 2010. The lease has expired.

Since the Company had not established the commercial feasibility of the mineral claim, the acquisition costs had been capitalized. The Company has not depleted the mineral claims as no proven reserves have been found. The Company was not able to keep the mineral claim in good standing due to lack of funding. The Company allowed the mineral claim to lapse at the end of June 2009. At June 30, 2009, the Company determined that there was little, or no, possibility of the company generating revenues related to the mining interests. This, coupled with the lapse of the mineral claims lease, was determined to be an impairment of the asset. As such, the Company’s management determined to fully impair the mining interests, which was charged to the Company’s statements of operations in the amount of $11,800.

On March 29, 2010, the Company entered into an Exploration Earn-In Agreement (the “Agreement”) with AuEx Ventures, Inc., a Nevada corporation. The Agreement relates to the Trinity Silver property (the “Property”) located in Pershing County, Nevada, which consists of a total of approximately 10,600 acres, including 5,700 acres of fee land and 240 unpatented mining claims.

Under the Agreement, the Company may earn-in a 70% undivided interest in the Property during a 6-year period in consideration of: (1) a signing payment of $25,000, which has been made and has been capitalized; (2) an expenditure of a cumulative total of $5,000,000 in exploration and development expenses on the Property by March 29, 2016; and, (3) completion of a bankable feasibility study on the Property on or before the 7th anniversary date of the Agreement.

On August 8, 2012, Liberty Silver entered into a conditional letter agreement with Primus Resources, L.C. to acquire approximately 100 acres located adjacent to the former Trinity Silver mine on the Company’s Trinity property in Nevada (the “Hi Ho Properties”). The Hi Ho Properties are the only acreage not controlled by Liberty Silver or its joint venture partner Renaissance Gold Inc. on the Trinity land package.  The Company completed the transaction on October 15, 2012, as further described in Note 6 – Subsequent Events.

The Company has completed some financing transactions, and continues to pursue additional financing opportunities in order to obtain the capital needed to fulfill its financial obligations under the terms of the Earn-In Agreement. There has been no mining of resources to date.

Note 4 - Mineral Property

Pursuant to a mineral property purchase agreement dated May 24, 2007, the Company acquired a 100% undivided right, title and interest in a mineral claim, located in Section 8 of T35N, R36E Mount Diablo Base Meridian in Elko County, within the state of Nevada for a cash payment of $10,000. The Company must annually renew the lease on the land with the state for $1,800 and has not renewed the lease as of fiscal year end, June 30, 2010. The lease has expired.

Since the Company had not established the commercial feasibility of the mineral claim, the acquisition costs had been capitalized. The Company has not depleted the mineral claims as no proven reserves have been found. The Company was not able to keep the mineral claim in good standing due to lack of funding. The Company allowed the mineral claim to lapse at the end of June 2009. At June 30, 2009, the Company determined that there was little, or no, possibility of the company generating revenues related to the mining interests. This, coupled with the lapse of the mineral claims lease, was determined to be an impairment of the asset. As such, the Company’s management determined to fully impair the mining interests, which was a charged to the Company’s statements of operations in the amount of $11,800.

On March 29, 2010, the Company entered into an Exploration Earn-In Agreement (the “Agreement”) with AuEx Ventures, Inc., a Nevada corporation. The Agreement relates to the Trinity Silver property (the “Property”) located in Pershing County, Nevada, which consists of a total of approximately 10,600 acres, including 5,700 acres of fee land and 240 unpatented mining claims.

Under the Agreement, the Company may earn-in a 70% undivided interest in the Property during a 6-year period in consideration of (1) a signing payment of $25,000, which has been made and has been capitalized, (2) an expenditure of a cumulative total of $5,000,000 in exploration and development expenses on the Property by March 29, 2016, and (3) completion of a bankable feasibility study on the Property on or before the 7th anniversary date of the Agreement.

The Company has completed, and continues to pursue, financing opportunities to be in compliance with terms of the Earn-In Agreement. There has been no mining of resources to date.

Subsequent to the fiscal year ended June 30, 2012, as discussed in Note 10 herein, on August 8, 2012, the Company entered into a conditional letter agreement with Primus Resources, L.C. to acquire approximately 100 acres located adjacent to the former Trinity Silver mine on the Company’s Trinity property in Nevada.